Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition [Abstract]
Schedule of Net Sales by Geography
Net sales by geography are as follows (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Americas	$4,102.1	$3,699.5	$4,148.8
EMEA	1,477.2	1,237.3	1,554.8
Asia Pacific	1,248.0	1,190.7	1,257.0

Total	$6,827.3	$6,127.5	$6,960.6

Schedule of Net Sales by Product Category
Net sales by product category are as follows (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Knees	$2,647.9	$2,378.3	$2,780.6
Hips	1,856.1	1,750.5	1,931.5
S.E.T	1,727.8	1,525.6	1,652.5
Other	595.5	473.1	596.0

Total	$6,827.3	$6,127.5	$6,960.6